CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 27,951	$ 29,838	$ 31,925
Income on investment securities
Taxable interest	4,967	4,219	3,857
Exempt from federal income tax	3,106	3,616	3,575
Other interest and dividend income	360	295	252
Total interest income	36,384	37,968	39,609
INTEREST EXPENSE
Interest on deposits	3,343	4,223	6,029
Interest on FHLB and other short-term borrowings	498	719	972
Total interest expense	3,841	4,942	7,001
Net interest income	32,543	33,026	32,608
Provision for loan and lease losses	1,120	3,125	1,896
Net interest income after provision	31,423	29,901	30,712
NONINTEREST INCOME
Gain on loans sold	511	469	521
Trust department income	2,119	1,999	1,965
Service fees on deposit accounts	6,689	6,784	6,781
Brokerage fees	231		42
Earnings on bank-owned life insurance	705	717	841
Gain on sale of securities	2,294	1,458	1,614
Loss on foreclosed property	(1,317)	(948)	(2,434)
Other non-interest income	399	493	438
Total noninterest income	11,631	10,972	9,768
NONINTEREST EXPENSE
Salaries and employee benefits	19,406	18,836	15,811
Net occupancy expense	1,990	1,976	2,116
Depreciation expense	1,412	1,270	1,195
Data processing expense	2,007	1,867	1,738
Legal and professional fees	943	997	1,253
Stationary and office supplies	279	286	434
Advertising and promotions	1,179	1,217	1,588
FDIC Insurance premium expense	703	875	1,494
Other real estate expense	309	640	583
Other noninterest expense	5,286	5,153	5,966
Total noninterest expenses	33,514	33,117	32,178
Income before provision for income taxes	9,540	7,756	8,302
Provision for income taxes	1,916	744	1,043
Net income before noncontrolling interest - dividends on preferred stock of subsidiary	7,624	7,012	7,259
Noncontrolling interest - dividends on preferred stock of subsidiary	16	16	16
Net income for common shareholders	$ 7,608	$ 6,996	$ 7,243
Weighted Average Shares Outstanding (in shares)	5,315,634	5,393,765	5,486,183
Earnings per share (in dollars per share)	$ 1.43	$ 1.30	$ 1.32